Income tax (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended		60 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2021
Income tax
Income tax benefit (expense)			$ 3,416	$ 3,400	$ 11,225	$ 6,234	$ 12,939
Decrease of income tax expense			7,800			6,700
Amount of additional tax expense in current income taxes			2,700			2,700
Payment of additional tax expense	$ 2,700
Non-cash income tax expense			251		224	461	432
Deferred tax assets			800			$ 800
Percentage of accrued interest disallowed		100.00%				100.00%
Potential future obligation						$ 10,600		$ 3,000
Increases in uncertain tax positions				$ 500	$ 7,900	1,100	$ 7,900
Unrecognized tax benefits			$ 10,100			$ 10,100			$ 9,000